Related Party Transactions - Additional Information (Details) - Seven Oaks Acquisition Corp - USD ($)		3 Months Ended		9 Months Ended
	Oct. 13, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Related Party Transaction [Line Items]
Repayment of promissory note - related party			$ 105,000
Proceeds from Related Party Debt			105,000
General and administrative expenses - related party		$ 60,000	20,000	$ 180,000
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note	$ 300,000
Proceeds from Related Party Debt	105,000
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month			20,000
Expenses incurred and paid			20,000
Service and Administrative Fees
Related Party Transaction [Line Items]
Expenses per month				$ 20,000
Related Party Loans
Related Party Transaction [Line Items]
Proceeds from Related Party Debt	$ 300,000
Related Party Loans | Working capital loans warrant
Related Party Transaction [Line Items]
Loan conversion agreement warrant			$ 1,500,000
Price of warrant			$ 1.00
maximum Loans Convertible Into Warrants			$ 1,500,000